     As filed with the Securities and Exchange Commission on August 25, 2000
                     Registration No. 811-8494 and 33-78408

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        [X]

                         Pre-Effective Amendment No. __                      [ ]

                         Post-Effective Amendment No. 11                     [X]
                                       and
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]

                                Amendment No. 13

                        (Check appropriate box or boxes)                     [X]

                              --------------------

                                   Magna Funds
               (Exact name of registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219


       Registrant's Telephone Number, Including Area Code: (800) 219-4182

Name and address
of agent for service                                   Copy to
--------------------                                   -------

Walter B. Grimm                                        John M. Loder, Esq.
BISYS Fund Services                                    Ropes & Gray
3435 Stelzer Road                                      One International Place
Columbus, Ohio  43219                                  Boston, MA 02110


                              --------------------


         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b),

[ ]      60 days after filing pursuant to paragraph (a)(1),

[ ]      75 days after filing pursuant to paragraph (a)(2), or

[X]      on September 1, 2000 pursuant to paragraph (b) of rule 485.



The Registrant hereby incorporates by reference all materials included in Post-Effective Amendment No. 9 to Registrant's Registration Statement under the Securities Act of 1933, as filed with the Commission on June 13, 2000, and Post-Effective Amendment No. 10 to Registrant's Registration Statement under the Securities Act, as filed with the Commission on June 30, 2000. The purpose of this filing is solely to delay the effectiveness of Post-Effective Amendment Nos. 9 and 10 until September 1, 2000 in accordance with Rule 485(b) under the Securities Act of 1933, and is not intended to otherwise amend or supersede any other filings relating to the Registrant.

                            ROPES & GRAY LETTERHEAD


                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7439


                                 August 25, 2000

BY EDGAR
--------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   Magna Funds
               File Nos.  33-78408 and 811-8494

Ladies and Gentlemen:

         Transmitted herewith for filing by means of electronic submission on behalf of Magna Funds (the "Trust") pursuant to (1) the Securities Act of 1933, as amended (the "Securities Act"), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), (3) Form N-1A and
(4) Regulation S-T, is Post-Effective Amendment No. 11 to the Trust's Registration Statement under the Securities Act ("Post-Effective Amendment No. 11"). The sole purpose of this filing is to, in accordance with the provisions of Rule 485(b) under the Securities Act, delay the effectiveness of two currently pending post-effective amendments to Magna Funds' Registration Statement, Post-Effective Amendment No. 9 to the Trust's Registration Statement, filed with the Commission on June 13, 2000, and Post- Effective Amendment No. 10 to the Trust's Registration Statement, filed with the Commission on June 30, 2000.

         As has been designated on the attached facing sheet, the Trust hereby delays effectiveness of Post-Effective Amendment Nos. 9 and 10 until September 1, 2000. The Trust will file an additional post-effective amendment with the Commission on or prior to such date primarily for the purpose of addressing comments provided by the Commission's staff on Post- Effective Amendment Nos. 9 and 10 and updating certain financial and other information.

         We have assisted the registrant in the preparation of this Post-Effective Amendment No. 11, and believe that this Post-Effective Amendment No. 11 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the Securities Act.

Securities and Exchange Commission     -2-                       August 25, 2000

         If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7439. Thank you.


                                                     Very truly yours,

                                                     /S/ Thomas R. Hiller

                                                     Thomas R. Hiller


cc:      Timothy S. Engelbrecht, Union Planters Trust & Investments
         R. Jeffrey Young, BISYS Fund Services
         Debra K. Lussier, Esq.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), the Registrant, Leader Mutual Funds (the "Trust"), certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its registration statement under Rule 485(b) under the Securities Act and has caused this registration statement, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the State of Ohio, on the 25th day of August, 2000.

                                     MAGNA FUNDS


                                     By:     /S/ WALTER B. GRIMM
                                        --------------------------
                                            Walter B. Grimm
                                            President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

 /S/ WALTER B. GRIMM
----------------------
Walter B. Grimm
President
Date:

 /S/ GARY TENKMAN
----------------------
Gary Tenkman
Treasurer (Chief Accounting Officer)
Date:

*BRAD L. BADGLEY
----------------------
Brad L. Badgley
Trustee

*EARL E. LAZERSON           *ROBERT E. SAUR             *NEIL SEITZ
----------------------      ----------------------      ----------------------
Earl E. Lazerson            Robert E. Saur              Neil Seitz
Trustee                     Trustee                     Trustee

*ROBERT R. ARCHIBALD        *HARRY R. MAIER             *By:  /S/ WALTER GRIMM
----------------------      ----------------------      ----------------------
Robert R. Archibald         Harry R. Maier              Walter B. Grimm
Trustee                     Trustee                     Attorney in Fact
                                                        Date:


                                      -12-